STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning	5,926,654	2,730,963
Granted	4,068,182	3,444,000	450,000
Exercised		(124,906)
Canceled	(1,247,476)	(123,403)
Outstanding at ending	8,747,360	5,926,654	2,730,963
Exercisable at ending	4,910,317	1,581,064
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 0.62	$ 0.78
Granted	0.20	0.47
Exercised		0.24
Canceled	0.72	0.44
Outstanding at ending	0.41	0.62	$ 0.78
Exercisable at ending	$ 0.46	$ 0.62
Share-based Compensation Arrangement by Share-based Payment Award, Options,Weighted Average Remaining Contractual Term [Roll Forward]
Outstanding at beginning	9 years	9 years
Outstanding at ending	8 years 10 months 24 days	9 years
Exercisable at ending	8 years 6 months	8 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value [Roll Forward]
Outstanding at beginning	$ 8,834	$ 763,281
Outstanding at ending		8,834	$ 763,281
Exercisable at ending		$ 8,834